Contents of Significant Accounts - Details of Long-term Loans (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 36,476,909		$ 22,883,344
Less: Current portion	(5,528,409)		(2,227,096)
Total	30,948,500	$ 943,840	20,656,248
Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 36,476,909		$ 22,883,344
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	1.53%	1.53%	1.67%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	5.49%	5.49%	6.56%
Secured Long-Term Loan from Mega International Commercial Bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from October 24, 2019 to October 24, 2024 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		$ 4,866
Secured Long-Term Loan from Mega International Commercial Bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from February 23, 2022 to February 22, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 9,529		13,765
Secured Long-Term Loan from Mega International Commercial Bank (3) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from December 22, 2022 to February 23, 2027 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Mega International Commercial Bank (3) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 32,029		46,265
Secured Long-Term Loan from Mega International Commercial Bank (4) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from April 10, 2024 to March 15, 2031 with monthly interest payments. Interest-only payment for the first three years.
Secured Long-Term Loan from Mega International Commercial Bank (4) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 41,050		0
Secured Long-Term Loan from Taiwan Cooperative Bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from October 19, 2015 to October 19, 2025 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 11,892		23,784
Secured Long-Term Loan from Taiwan Cooperative Bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from August 13, 2020 to August 13, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 8,000		20,000
Secured Long-Term Loan from Taiwan Cooperative Bank (3) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from October 29, 2020 to August 29, 2025 with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 4,138		10,345
Secured Long-Term Loan from Taiwan Cooperative Bank (4) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from April 15, 2021 to April 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (4) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 33,667		58,916
Secured Long-Term Loan from Taiwan Cooperative Bank (5) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from December 28, 2023 to December 28, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Taiwan Cooperative Bank (5) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 34,400		34,400
Secured Long-Term Loan from Taiwan Cooperative Bank (6) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from October 15, 2024 to October 15, 2031 with monthly interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from Taiwan Cooperative Bank (6) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 19,500		0
Secured Syndicated Loans from China Development Bank and 6 others [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from March 19, 2021 to March 18, 2031 with semi-annually interest payments. Interest-only payment for the first and the second year.
Secured Syndicated Loans from China Development Bank and 6 others [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 10,025,233		11,766,832
Secured Long-Term Loan from First Commercial Bank (1) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from December 2, 2021 to December 2, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from First Commercial Bank (1) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 24,076		35,668
Secured Long-Term Loan from First Commercial Bank (2) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from March 22, 2024 to March 15, 2031 with monthly interest payments. Interest-only payment for the first three years.
Secured Long-Term Loan from First Commercial Bank (2) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 63,080		0
Secured Long-Term Loan from KGI Bank [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on December 25, 2026 with monthly interest payments.
Secured Long-Term Loan from KGI Bank [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 21,000		21,000
Secured Long-Term Loan from Shanghai Commercial Bank (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from January 19, 2022 to December 15, 2026 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 11,100		16,650
Secured Long-Term Loan from Shanghai Commercial Bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from March 23, 2023 to March 15, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 4,046		4,980
Secured Long-Term Loan from Shanghai Commercial Bank (3) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from June 6, 2023 to March 15, 2028 with monthly interest payments. Interest-only payment for the first year.
Secured Long-Term Loan from Shanghai Commercial Bank (3) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 36,563		45,000
Secured Long-Term Loan from Shanghai Commercial Bank (4) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from September 20, 2024 to March 15, 2028 with monthly interest payments.
Secured Long-Term Loan from Shanghai Commercial Bank (4) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 9,100
Secured Long-Term Loan from CTBC Bank [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from September 25, 2023 to September 25, 2028 with monthly interest payments. Interest-only payment for the first and the second year.
Secured Long-Term Loan from CTBC Bank [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 131,750		131,750
Unsecured Long-Term Loan from Bank of China [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from June 24, 2023 to June 24, 2026 with quarterly interest payments.
Unsecured Long-Term Loan from Bank of China [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,237,490		1,515,790
Unsecured Long-Term Loan from Bank of Taiwan (1) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from March 24, 2023 to December 24, 2025 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (1) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 666,666		1,333,333
Unsecured Long-Term Loan from Bank of Taiwan (2) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from November 24, 2026 to November 24, 2028 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (2) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 2,000,000		0
Unsecured Long-Term Loan from Mega International Commercial Bank [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from April 10, 2024 to March 15, 2031 with monthly interest payments. Interest-only payment for the first three years.
Unsecured Long-Term Loan from Mega International Commercial Bank [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 77,250		0
Unsecured Long-Term Loan from Taiwan Cooperative Bank (1) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from April 10, 2024 to March 15, 2031 with monthly interest payments. Interest-only payment for the first and the second year.
Unsecured Long-Term Loan from Taiwan Cooperative Bank (1) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 115,970		0
Unsecured Long-Term Loan from Taiwan Cooperative Bank (2) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable quarterly from July 17, 2027 to July 17, 2029 with monthly interest payments.
Unsecured Long-Term Loan from Taiwan Cooperative Bank (2) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 3,000,000		0
Unsecured Long-Term Loan from Eastern International Bank [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable monthly from April 10, 2024 to March 15, 2029 with monthly interest payments. Interest-only payment for the first and the second year.
Unsecured Long-Term Loan from Eastern International Bank [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 59,380		0
Unsecured Revolving Loan from First Commercial Bank (1) (Note A) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on July 13, 2028 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (1) (Note A) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		800,000
Unsecured Revolving Loan from First Commercial Bank (2) (Note B) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on August 22, 2029 with monthly interest payments.
Unsecured Revolving Loan from First Commercial Bank (2) (Note B) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 800,000		0
Unsecured Revolving Loan from Yuanta Commercial Bank (Note C) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable annually from March 2, 2023 to March 2, 2026 with monthly interest payments.
Unsecured Revolving Loan from Yuanta Commercial Bank (Note C) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 2,000,000		3,000,000
Unsecured Revolving Loan from CTBC Bank (Note D) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on July 20, 2025 with monthly interest payments.
Unsecured Revolving Loan from CTBC Bank (Note D) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 0		4,000,000
Unsecured Revolving Loan from Mega International Commercial Bank (Note E) [Member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable semi-annually from November 28, 2025 to May 28, 2028 with monthly interest payments.
Unsecured Revolving Loan from Mega International Commercial Bank (Note E) [Member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 3,000,000		0
Unsecured Revolving Loan from Taipei Fubon Bank (Note F) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Repayable annually from January 20, 2026 to January 20, 2029 with monthly interest payments.
Unsecured Revolving Loan from Taipei Fubon Bank (Note F) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 3,000,000		0
Unsecured Revolving Loan from DBS Bank (Note G) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on December 25, 2029 with monthly interest payments.
Unsecured Revolving Loan from DBS Bank (Note G) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 4,700,000		0
Unsecured Revolving Loan from DBS Bank (Taiwan) (Note H) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on December 13, 2029 with monthly interest payments.
Unsecured Revolving Loan from DBS Bank (Taiwan) (Note H) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 4,000,000		0
Unsecured Revolving Loan from Australia and New Zealand Bank (Note I) [member]
Disclosure of detailed information about borrowings [line items]
Redemption	Settlement due on September 26, 2029 with monthly interest payments.
Unsecured Revolving Loan from Australia and New Zealand Bank (Note I) [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans	$ 1,300,000		$ 0